Reinsurance (Detail) (Property, Liability and Casualty Insurance Segment, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Liability and Casualty Insurance Segment
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount	$ 16,207.6	$ 15,107.5	$ 14,519.2
Ceded to Other Companies	189.6	204.7	204.4
Assumed From Other Companies	0	0	0
Net Amount	$ 16,018.0	$ 14,902.8	$ 14,314.8
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%